Restructuring expenses	12 Months Ended
Dec. 31, 2021
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
Restructuring expenses of CHF 103 million were recognized in 2021. Restructuring expenses may include severance expenses, expenses in connection with the acceleration of certain deferred compensation awards, pension expenses and contract termination costs. On November 4, 2021, Credit Suisse announced its new long-term strategic vision. This led to restructuring expenses of CHF 33 million for the fourth quarter of 2021. The Group expects to complete the new plan by the end of December 2022. At the end of June 2021, the Group completed the one-year restructuring plan announced in July 2020 in connection with the implementation of the key strategic growth initiatives.
Restructuring expenses by type
in	2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	45	107
of which severance expenses	25	69
of which accelerated deferred compensation	20	38
General and administrative-related expenses	58	50
of which pension expenses	(11)	38
Total restructuring expenses	103	157
Restructuring liabilities
	2021				2020			2019
in	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total
Restructuring liabilities (CHF million)
Balance at beginning of period	50	2	52		–	–	–	156		190		346
Net additional charges [1]	25	37	62		69	6	75	–		–		–
Reclassifications	(22)	(3)	(25)	[2]	–	–	–	(156)	[3]	(190)	[4]	(346)
Utilization	(34)	(36)	(70)		(19)	(4)	(23)	–		–		–
Balance at end of period	19	0	19		50	2	52	–		–		–
1
The following items for which expense accretion was accelerated in 2021 and 2020 due to the restructuring of the Group are not included in the restructuring liabilities: unsettled share-based compensation of CHF 13 million and CHF 27 million, respectively, which remain classified as a component of total shareholders' equity; unsettled pension obligations of CHF (11) million and CHF 38 million, respectively, which remain classified as pension obligations; unsettled cash-based deferred compensation of CHF 7 million and CHF 11 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 32 million and CHF 6 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 Reclassified within other liabilities.
3 In 2019, CHF 97 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 59 million to other liabilities.
4 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.

Bank
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
12 Restructuring expenses
The Bank completed the one-year restructuring plan announced in July 2020 in connection with the implementation of key strategic growth initiatives at the end of June 2021. Restructuring expenses of CHF 113 million were recognized in 2021.
> Refer to “Note 12 – Restructuring expenses” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Restructuring expenses by type
in	2021	2020
Restructuring expenses by type (CHF million)
Compensation and benefits-related expenses	45	102
of which severance expenses	26	66
of which accelerated deferred compensation	19	36
General and administrative-related expenses	68	20
of which pension expenses	4	8
Total restructuring expenses	113	122
Restructuring liabilities
	2021				2020			2019
in	Compen- sation and benefits	General and administrative expenses	Total		Compen- sation and benefits	General and administrative expenses	Total	Compen- sation and benefits		General and administrative expenses		Total
Restructuring liabilities (CHF million)
Balance at beginning of period	47	2	49		–	–	–	152		190		342
Net additional charges [1]	26	32	58		66	6	72	–		–		–
Reclassifications	(22)	(3)	(25)	[2]	–	–	–	(152)	[3]	(190)	[4]	(342)
Utilization	(32)	(31)	(63)		(19)	(4)	(23)	–		–		–
Balance at end of period	19	0	19		47	2	49	–		–		–
1
The following items for which expense accretion was accelerated in 2021 and 2020 due to the restructuring of the Bank are not included in the restructuring provision: unsettled share-based compensation of CHF 13 million and CHF 25 million, respectively; unsettled pension obligations of CHF 4 million and CHF 8 million, respectively, which remain classified as pension provisions; unsettled cash-based deferred compensation of CHF 7 million and CHF 11 million, respectively, which remain classified as compensation liabilities; and accelerated accumulated depreciation and impairment of CHF 31 million and CHF 6 million, respectively, which remain classified as premises and equipment. The settlement date for the unsettled share-based compensation remains unchanged at three years.

2 Reclassified within other liabilities.
3 In 2019, CHF 97 million was transferred to litigation provisions and CHF 55 million was transferred to other liabilities.
4 In 2019, CHF 167 million was transferred to right-of-use assets in accordance with ASU 2016-02 and CHF 23 million to other liabilities.